IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 1,054,714	$ 931,129
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,140	14,330
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	608,077	519,736
Business and government portfolios [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	485,781	426,519
Business and government portfolios [member] | Corporate [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	197,285	156,738
Business and government portfolios [member] | Corporate [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	74,612	69,000
Business and government portfolios [member] | Corporate [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	185,680	172,827
Business and government portfolios [member] | Corporate [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,012	14,625
Business and government portfolios [member] | Corporate [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,192	13,329
Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	215,564	190,169
Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	177,880	151,273
Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,560	8,525
Business and government portfolios [member] | Sovereign [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	24,228	26,746
Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,421	1,613
Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,475	2,012
Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	144,216	128,447
Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,699	13,856
Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,315	1,557
Business and government portfolios [member] | Banks [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	46,155	42,529
Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	74,748	64,728
Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,299	5,777
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	428,047	396,014
Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	325,047	302,997
Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	287,009	266,366
Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	38,038	36,631
Retail portfolios [member] | Qualifying Revolving [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	76,880	73,017
Retail portfolios [member] | Qualifying Revolving [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	18,034	18,181
Retail portfolios [member] | Qualifying Revolving [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	58,471	54,509
Retail portfolios [member] | Qualifying Revolving [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	375	327
Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	26,120	20,000
Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	22,618	16,997
Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,336	2,963
Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	166	40
Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	237,484	225,399
Repo style transaction collateral [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	237,484	225,399
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,292,198	1,156,528
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	845,561	745,135
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	953,465	847,140
Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	520,824	446,583
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	314,712
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	74,327
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	18,579
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	91,350
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	21,856
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	428,786	381,219
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	151,361	120,417
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	64,470	61,417
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	185,680	172,827
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,181	13,644
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,094	12,914
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	186,884	163,896
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	149,200	125,001
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,560	8,525
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	24,228	26,746
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,421	1,613
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,475	2,011
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	142,638	126,867
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,151	12,291
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,297	1,554
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	46,155	42,529
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	74,748	64,728
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,287	5,765
Advanced Internal Ratings Based [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	417,308	389,734
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	319,556	298,162
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	281,518	261,531
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	38,038	36,631
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	76,880	73,017
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	18,034	18,181
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	58,471	54,509
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	375	327
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	20,872	18,555
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,519	15,578
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,308	2,937
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	45	40
Advanced Internal Ratings Based [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,333	10,823
Advanced Internal Ratings Based [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	237,484	225,399
Advanced Internal Ratings Based [member] | Repo style transaction collateral [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	237,484	225,399
Advanced Internal Ratings Based [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,190,949	1,072,539
Advanced Internal Ratings Based [member] | Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	758,308	671,982
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	101,249	83,989
Standardized approach risk [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	56,995	45,300
Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	28,680	26,273
Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,578	1,580
Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,491	4,835
Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,248	1,445
Standardized approach risk [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	87,253	73,153
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	56,995	45,300
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	45,924	36,321
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,142	7,583
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	831	981
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	98	415
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	28,680	26,273
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	28,680	26,272
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0	1
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,578	1,580
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,548	1,565
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	18	3
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12	12
Standardized approach risk [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,739	6,280
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,491	4,835
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,491	4,835
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,248	1,445
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,099	1,419
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	28	26
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	121
Standardized approach risk [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,257	4,556
Standardized approach risk [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Standardized approach risk [member] | Repo style transaction collateral [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Standardized approach risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	101,249	83,989
Standardized approach risk [member] | Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	87,253	73,153
Internal Ratings Based [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 18,590	$ 15,379